Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Going Concern [Abstract]
GOING CONCERN
2.	GOING CONCERN

The Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern. The Company has suffered recurring losses from operations since inception, has had recurring negative cash flows from operations, and it currently has a working capital deficit, which raises substantial doubt about the Company’s ability to continue as a going concern. In addition, as disclosed in Note 14, subsequent to September 30, 2017, the Company elected to terminate a customer contract which will impact the Company’s future revenue and cash flow. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company’s ability to continue as a going concern is dependent on its ability to generate profitable operations in the future and/or obtain the necessary financing to meets its obligations and repay its liabilities arising from the normal business operations when they come due. The Company continues to explore possibilities for raising both working capital and longer-term capital from outside sources in various possible transactions. These plans, if successful, will mitigate the factors which raise substantial doubt about the Company’s ability to continue as a going concern. Nevertheless, whether, and when, the Company can attain positive operating cash flows for operations is highly dependent on the commencement of new contracts and the timing of their commencement. There can be no assurance that the Company’s cash flows or costs of operations will develop as currently expected.

2.	GOING CONCERN

The Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern. The conditions noted below raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Historically, the Company has experienced operating losses and negative cash flows from operations, and it currently has a working capital deficit, due principally to delays in the commencement of contracts and low margins on initial contracts. In addition, the Company is seeking financing in order to fund a purchase obligation of $5.5 million related to an aircraft. These conditions raise substantial doubt about the Company’s ability to continue as a going concern, especially in the near term and within one year after the date that the consolidated financial statements are issued.

In light of the foregoing, the Company has implemented cost cutting initiatives, including reductions in our employee headcount, facilities and other expenses. Headcount has been reduced from 52 in June 2016 to 22 as of December 31, 2016. The Company expects to undertake additional cost-cutting measures in the future to the extent consistent with the provision of full performance under the Company’s contracts with customers, including the disposition of Tempus Jets, Inc. and other unprofitable entities. In addition, the Company continues to explore possibilities for raising both working capital and longer-term capital from outside sources in various possible transactions. Management expects that these efforts will begin to achieve results in 2017 and, assuming the timely commencement of new contracts, that the Company will begin to reduce its working capital deficit over the coming year. Nevertheless, whether, and when, the Company can attain positive operating cash flows from operations is highly dependent on the commencement of new contracts and the timing of their commencement. There can be no assurance that the Company’s cash flows or costs of operations will develop as currently expected. Our cash flows and liquidity plans remain subject to a number of risks and uncertainties. See “Item 1A. Risk Factors” of our Annual Report on Form 10-K (the “Form 10-K”).